INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (3,439)	$ (3,196)
(Expense) recovery in net income	(284)	(111)
Recovery in other comprehensive income	71	(118)
Acquisitions	0	(14)
Deferred tax assets (liabilities), end of period	(3,652)	(3,439)
Tax losses in foreign jurisdictions, to be paid between 2023 and 2027	43
Tax losses in foreign jurisdictions, carried forward indefinitely	30
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,608)	(1,484)
(Expense) recovery in net income	(122)	(122)
Recovery in other comprehensive income	0	0
Acquisitions	0	(2)
Deferred tax assets (liabilities), end of period	(1,730)	(1,608)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,578)	(1,450)
(Expense) recovery in net income	(175)	(116)
Recovery in other comprehensive income	0	0
Acquisitions	(1)	(12)
Deferred tax assets (liabilities), end of period	(1,754)	(1,578)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(135)	(130)
(Expense) recovery in net income	(1)	(2)
Recovery in other comprehensive income	47	(3)
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(89)	(135)
Non-capital loss carryforwards
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	24	16
(Expense) recovery in net income	(19)	8
Recovery in other comprehensive income	0	0
Acquisitions	1	0
Deferred tax assets (liabilities), end of period	6	24
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(124)	(183)
(Expense) recovery in net income	37	59
Recovery in other comprehensive income	0	0
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(87)	(124)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(18)	35
(Expense) recovery in net income	(4)	62
Recovery in other comprehensive income	24	(115)
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	$ 2	$ (18)